united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Annual Report

September 30, 2017

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Persimmon Capital Management Annual Shareholder Letter 9027-NLD-10/30/2017

Annual Review

The November election of the 45th President of the United States, Donald Trump, serves as a point of demarcation where the post-election environment bears little to no resemblance to pre-election. The shifting environment has nothing to do with political parties or who is in the White House but a complete regime change within the financial markets. Irrespective of one’s political affiliation we can all agree that the markets have been on a one way move higher as October of 2016 was the last month in which the S&P 500 failed to deliver positive returns. The eleven subsequent months have all been positive leading the S&P 500 to deliver an 18.61% return over the past year.

The dramatic shift in the markets has been most pronounced when it comes to equity volatility. So far, 2017 has been the quietest, most tranquil year ever in stock market history. The VIX, a popular measure of market volatility, sunk to all-time lows earlier this summer. The S&P 500 has not recorded a single move in excess of 2% regardless of direction yet in 2017 and has had only eight days moving in excess of 1%. In contrast last year the S&P 500 experienced its 9th 1% move by January 22nd outpacing this year’s total in the first fourteen trading days. The markets also moved more than 2% in four of these first fourteen trading days.

Volatility tends to mean revert over time; that is, periods of high volatility will typically fall back towards average levels. This also applies to the low volatility period we have been in this year. We do not believe that the market is in a new equilibrium of lower volatility and we will see a return to normal levels over the next year.

We believe that one of the major contributors and potential source for the reversal of this volatility environment is the growth of the passive ETF market. Month after month, millions of dollars flow into passive ETFs, as investors are enticed by low fees and market level returns. The steady flow of assets acts much like the filling of a kiddie pool with a hose. The trickle into the markets is easily absorbed and the water level rises in an orderly manner. The potential problem arises from the fact that this steady flow does not work in both directions; if we were to turn the kiddie pool upside down the flow out of the pool cannot be handled by hose that had been filling it. Widespread passive investing has not seen a challenging market yet and the real test will come in the next bear market. Will everyone want to head for the exits at the same time when people starting yelling “Fire”? Will this create an imbalance between the buyers and sellers in the markets?

In this low volatility environment the Persimmon Long Short fund (“the Fund”) has been able to participate in the slow upward grind of the market returning in excess of 10% through the end of September. This performance is a significant divergence from the disappointing performance of the fund in 2016. The disappointing performance of 2016 was largely driven by the conservative nature of the fund. The fund entered the quarter with a roster of four sub-advisers consisting of one manager with minimal market level net exposure, two managers with modest levels of market exposure and fourth manager, who as a result of their deep value investment process, was struggling to find investment opportunities. This portfolio structure resulted in a portfolio that was carrying a large cash balance with low exposure to the markets. As the markets rallied following the election the fund struggled to keep pace with both the market and our peers within the Morningstar universe. The fund has since undergone significant change that has resulted in a material shift in performance behavior. Throughout the course of 2016, utilizing a strategy previously managed by our CIO, Art Holly, Persimmon Capital Management (“PCM”) began to implement a systematic strategy designed to complement our roster of fundamental managers. In December of 2016 we replaced the deep value manager with PCM’s Blue Wave systematic strategy, which allowed the Fund to more effectively put capital to work for investors resulting in a more meaningful capture of the market’s 2017 upward move.

Blue Wave is a nimble strategy that can reduce overall market exposure to below 20% in as little as 3 days. This is a significant departure, not just the manager we replaced but also those currently in the portfolio. However, despite our ability to put capital to work this year the strategy still focuses on the preservation of capital and is committed to our core belief of “Winning by not Losing”. We believe that the overall fund is now structured in a manner that not only diversifies

CONTACT US	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com

Persimmon Capital Management Annual Shareholder Letter 9027-NLD-10/30/2017

the portfolio across the style spectrum of Growth and Value, but also by market capitalization and tactical responsiveness. The fund recently terminated its relationship with its low net manager and now consists of three strategies that can dynamically adjust exposure to the market. Each manager utilizes different time horizons ranging from our systematic strategy on the shorter end to the small cap focused manager with an investment horizon of more than a year.

We remain dedicated to delivering alpha through the active allocation of investor capital to a portfolio of complementary long/short equity strategies. As of September 30, 2017, the Fund was allocated to three distinctly different long/short equity strategies and we believe the fund is uniquely positioned to take advantage of current market trends and deliver superior risk-adjusted performance.

The lineup of sub-advisers now consists of Infinitas and Weatherbie, and is complemented by the Blue Wave strategy managed by PCM. We believe that long/short equity offers the potential to add substantial value to a diversified equity allocation. Equity markets should continue to demonstrate higher dispersion and dislocation in returns across market capitalizations and present abundant short opportunities in sectors that have reached extended valuations. Active managers may be better positioned to deliver significant alpha as their deep research becomes valuable again and they are able to exploit winners and losers in this type of market environment.

The following table summarizes returns of the Fund alongside the S&P 500 and the HFRX Equity Hedge Index:

As of September 30th								Inception
	July	August	Sept	QTD	YTD	1 Year	3 Year	to Date*
Fund – LSEIX	1.61%	0.42%	0.75%	2.84%	10.65%	7.88%	3.31%	4.20%
HFRX Equity Hedge Index	0.87%	0.50%	1.82%	3.21%	7.07%	7.91%	1.60%	3.54%
S&P 500 TR	2.05%	0.30%	2.06%	4.48%	14.24%	18.61%	10.79%	15.12%

*	Inception Date 12/31/2012

Returns greater than one year are annualized

We thank you for your continued support and encourage you to reach out to us with any questions you may have.

Sincerely,

Greg Horn

Art Holly

Tim Melly

The Persimmon Capital Management Investment Team

The above table contains the Fund returns as of the last quarter end. Performance is based on the return of the Institutional class shares (LSEIX). The maximum sales charge (load) for Class A is 5.00%. The performance data quoted here represents past performance. For more current performance information, please call toll-free 855-233-8300 or visit our website, www.persimmonfunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least January 31, 2018, to ensure that net annual, operating expenses of the Class I Shares will not exceed 2.75% respectively, subject to the possible recoupment from

CONTACT US	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com

Persimmon Capital Management Annual Shareholder Letter 9027-NLD-10/30/2017

the Fund in future years. Without these waivers, the Class I shares total annual operating expenses would be 3.02%. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses, including other share classes.

PROSPECTUS OFFERING

Investors should carefully consider the investment objectives, risks, charges and expenses of the Persimmon Long Short Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained at www.persimmonfunds.com or by calling 855-233-8300. The prospectus should be read carefully before investing. The Persimmon Long Short Fund is distributed by Northern Lights Distributors, LLC, member FINRA.

Persimmon Capital Management, LP is not affiliated with Northern Lights Distributors, LLC.

RISK DISCLOSURE

Mutual Funds involve risk including the possible loss of principal.

The Fund will invest a percentage of its assets in derivatives and options contracts. The use of such investments and the resulting high portfolio turn-over, may expose the Fund to additional risks that it would not be subject to, if it invested directly in the securities of the underlying those derivatives. The Fund may experience losses that exceed those experienced by funds that do not use options and derivatives.

The Fund may invest in high yield or junk bonds which present a greater risk than bonds of higher quality. Other risks include credit risks and investments in fixed income securities that may be subject to default, prepayment and interest rate changes. The Fund may also invest in U.S treasury obligations and securities issued by federal agencies and U.S. government sponsorship.

Investments in foreign securities and emerging markets involve risks not generally associated with investments in securities of U.S. companies including currency rate changes, sovereign debt risk, political, social and economic conditions, accurate company information, foreign control on investment and market operations including banks and security depositories. These risks may be greater in emerging markets and less developed countries.

ETNs and ETFs are subject to investment strategy risks and expenses which are indirectly paid by the Fund. The value of small or medium capitalization equities and issuers may be subject to more erratic market movements than those of larger more established companies and issuers. Furthermore, the use short positions can magnify the potential for gain or loss and amplify the effects of market volatility on the Fund’s share price.

DEFINITIONS

Indices presented are for comparison purposes only. They may not hold substantially similar securities to the Fund, and thus, little correlation may exist. The S&P 500 index measures the return of 500 widely held securities that currently trade in the US. Index performance returns do not reflect any management fees, transaction costs or expenses. HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

CONTACT US	Timothy Melly, CFA	484-572-0500	tmelly@persimmoncapital.com

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, as compared to its benchmark:

			Annualized
		Annualized	Since Inception
	One Year	Three Years	December 31, 2012
Persimmon Long Short Fund - Class I	7.88%	3.32%	4.20%
HFRX Equity Hedge Index **	7.91%	1.60%	3.54%
S&P 500 Total Return Index ***	18.61%	10.81%	15.12%

Comparison of the Change in Value of a $10,000 Investment ****

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on September 30, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2017 are 4.20% for Class I Shares. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRXEH (HFRX Equity Hedge) is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one may not invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

****	The Fund’s minimum initial investment for Class I shares is $10,000

****	Not inclusive of adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for returns for shareholder transactions may differ from the net asset values and returns for financial reporting purposes.

Top Holdings by Industry / Asset Type	% of Net Assets
Communications	20.4%
Short-term Investments	17.0%
Industrial	14.9%
Consumer, Cyclical	12.6%
Financial	11.5%
Consumer, Non-cyclical	11.2%
Technology	11.1%
Equity Funds	6.1%
Basic Materials	1.1%
Energy	0.1%
Other Assets Less Liabilities	(6.0)%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Fair Value
	COMMON STOCK - 81.2%
	AEROSPACE/DEFENSE - 3.1%
370	Boeing Co. ^	$94,058
366	General Dynamics Corp. ^	75,242
646	Harris Corp. ^	85,065
792	HEICO Corp. ^	71,130
304	Lockheed Martin Corp. ^	94,328
1,131	TransDigm Group, Inc. ^	289,140
		708,963
	APPAREL - 1.9%
3,948	Canada Goose Holdings, Inc. * ^	81,131
9,800	Skechers U.S.A., Inc. * ^	245,882
2,500	Steven Madden Ltd. *	108,250
		435,263
	AUTO MANUFACTURERS - 0.7%
1,145	Ferrari NV ^	126,500
121	Tesla, Inc. * ^	41,273
		167,773
	AUTO PARTS & EQUIPMENT- 3.3%
3,200	Cie Generale des Etablissements Michelin - ADR	93,446
2,065	Dana, Inc.	57,737
556	Delphi Automotive PLC	54,710
14,800	Goodyear Tire $ Rubber Co.	492,100
364	Lear Corp.	63,001
		760,994
	BANKS - 2.2%
289	Credicorp Ltd. ^	59,251
905	Eagle Bancorp, Inc. *	60,680
709	Grupo Financiero Galicia SA - ADR	36,542
1,610	Grupo Supervielle SA - ADR	39,751
812	HDFC Bank Ltd. - ADR ^	78,252
481	Independent Bank Group, Inc. ^	29,004
223	Peapack Gladstone Financial Corp. ^	7,524
966	Signature Bank/New York NY * ^	123,687
714	State Street Corp. ^	68,216
		502,907
	BIOTECHNOLOGY - 1.3%
341	BioMarin Pharmaceutical, Inc. * ^	31,737
601	Charles River Laboratories International, Inc. * ^	64,920
956	Puma Biotechnology, Inc. * ^	114,481
1,729	Ultragenyx Pharmaceutical, Inc. * ^	92,087
		303,225
	BUILDING MATERIALS - 1.4%
2,500	Apogee Enterprises, Inc.	120,650
400	Martin Marietta Materials, Inc.	82,492
979	Owens Corning	75,726
436	Trex Co, Inc. *	39,271
		318,139
	CHEMICALS - 0.6%
485	Albemarle Corp. ^	66,110
658	Celanese Corp.	68,610
		134,720
	COMMERCIAL SERVICES - 3.7%
1,044	Alarm.com Holdings, Inc. *	47,168
990	Bright Horizons Family Solutions, Inc. * ^	85,348
556	Grand Canyon Education, Inc. *	50,496
222	IHS Markit Ltd. * ^	9,786
1,377	KAR Auction Services, Inc.	65,738
637	New Oriental Education & Technology Group, Inc. - ADR ^	56,222
3,347	Paylocity Holding Corp. * ^	163,401
2,066	Rollins, Inc. ^	95,325
1,338	ServiceMaster Global Holdings, Inc. *	62,525
2,679	TAL Education Group - ADR ^	90,309
1,067	Total System Services, Inc.	69,889
335	United Rentals, Inc. *	46,478
		842,685
	COMPUTERS - 1.2%
786	Dell Technologies, Inc. - Class V *	60,687
3,493	Electronics For Imaging, Inc. * ^	149,081
829	EPAM Systems, Inc. * ^	40,800
158	Globant SA * ^	33,218
102	Stratasys Ltd. * ^	2,358
		286,144

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	DISTRIBUTION/WHOLESALE - 0.6%
1,873	H&E Equipment Services, Inc. ^	$54,692
611	LKQ Corp. * ^	21,990
1,017	SiteOne Landscape Supply, Inc. * ^	59,088
		135,770
	DIVERSIFIED FINANCIAL SERVICES - 5.5%
568	Affiliated Managers Group, Inc. ^	107,823
162	BlackRock, Inc. ^	72,429
1,696	FNF Group	80,492
1,131	Houlihan Lokey, Inc. ^	44,256
9,250	Interactive Brokers Group, Inc.	416,620
731	Mastercard, Inc. ^	103,217
1,320	Nasdaq, Inc.	102,392
1,118	SEI Investments Co. ^	68,265
214	Virtus Investment Partners, Inc. ^	24,835
941	Visa, Inc. ^	99,031
2,305	WageWorks, Inc. * ^	139,913
		1,259,273
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
282	Universal Display Corp. ^	36,336

	ELECTRONICS - 1.4%
922	Allegion PLC	79,725
1,250	Amphenol Corp. ^	105,800
5,313	GoPro, Inc. *	58,496
138	Mettler-Toledo International, Inc. * ^	86,410
		330,431
	ENGINEERING & CONSTRUCTION - 1.2%
13,400	IES Holdings, Inc. *	231,820
725	TopBuild Corp. *	47,248
		279,068
	ENTERTAINMENT - 0.8%
1,267	Lions Gate Entertainment Corp. *	42,381
2,375	Pinnacle Entertainment, Inc. * ^	50,611
448	Vail Resorts, Inc. ^	102,198
		195,190
	ENVIRONMENTAL CONTROL - 1.3%
4,302	Waste Connections, Inc. ^	300,968

	FOOD - 0.5%
848	Lamb Weston Holdings, Inc. ^	39,763
416	Sanderson Farms, Inc. ^	67,192
		106,955
	HEALTHCARE-PRODUCTS - 2.0%
328	Abiomed, Inc. * ^	55,301
432	Align Technology, Inc. * ^	80,469
271	Cooper Cos., Inc. ^	64,257
3,383	Insulet Corp. * ^	186,336
629	LeMaitre Vascular, Inc.	23,537
1,354	Merit Medical Systems, Inc. * ^	57,342
		467,242

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	HEALTHCARE-SERVICES - 1.1%
540	Icon PLC * ^	$61,495
736	Quintiles IMS Holdings, Inc. * ^	69,972
323	UnitedHealth Group, Inc. ^	63,260
1,040	US Physical Therapy, Inc. ^	63,908
		258,635
	HOME BUILDERS - 0.8%
864	Installed Building Products, Inc. * ^	55,987
922	LGI Homes, Inc. * ^	44,782
430	Thor Industries, Inc.	54,141
848	Winnebago Industries, Inc.	37,948
		192,858
	INSURANCE - 1.0%
1,439	First American Financial Corp. ^	71,907
488	Greenlight Capital Re Ltd. * ^	10,565
960	Marsh & McLennan Cos, Inc. ^	80,458
442	Willis Towers Watson PLC ^	68,170
		231,100
	INTERNET - 15.2%
798	51job, Inc. - ADR * ^	48,367
1,633	Alibaba Group Holding Ltd. - ADR * ^	282,035
797	Alphabet, Inc. - Cl A* ^	764,411
244	Alphabet, Inc. - Cl C * ^	237,588
925	Baidu, Inc. - ADR * ^	229,113
12,966	Chegg, Inc. * ^	192,861
3,670	Expedia, Inc.	528,260
516	Facebook, Inc. * ^	88,169
743	GrubHub, Inc. *	39,126
3,400	Sohu.com, Inc. *	185,130
1,089	Stamps.com, Inc. * ^	220,686
3,489	Trade Desk, Inc. * ^	214,608
5,200	TripAdvisor, Inc. *	210,756
3,801	Wayfair, Inc. * ^	256,187
		3,497,297
	IRON/STEEL - 0.5%
15,100	Cleveland-Cliffs, Inc. *	107,965

	LEISURE TIME - 0.8%
1,055	Fox Factory Holding Corp. * ^	45,470
990	Malibu Boats, Inc. *	31,324
3,661	Planet Fitness, Inc. ^	98,774
		175,568
	LODGING - 0.6%
590	China Lodging Group Ltd. - ADR * ^	70,104
1,022	Hilton Worldwide Holdings, Inc.	70,978
		141,082
	MACHINERY-DIVERSIFIED - 2.4%
1,131	Altra Industrial Motion Corp.	54,401
579	Cognex Corp. ^	63,852
9,000	Gencor Industries, Inc. *	158,850
516	Graco, Inc.	63,824
1,638	Middleby Corp. * ^	209,942
		550,869

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	MEDIA - 4.4%
147	Charter Communications, Inc. * ^	$53,423
8,350	Liberty Global PLC	273,045
11,120	Nexstar Media Group, Inc.	692,776
		1,019,244
	MISCELLANEOUS MANUFACTURING - 0.8%
960	Barnes Group, Inc. ^	67,622
534	John Bean Technologies Corp.	53,987
371	Parker-Hannifin Corp.	64,932
93	Proto Labs, Inc. * ^	7,468
		194,009
	PACKAGING & CONTAINERS - 0.7%
3,800	Ball Corp.	156,940

	PHARMACEUTICALS - 2.6%
969	AbbVie, Inc.	86,105
3,253	ACADIA Pharmaceuticals, Inc. * ^	122,541
534	Aerie Pharmaceuticals, Inc. * ^	25,952
1,145	Catalent, Inc. * ^	45,708
3,513	Diplomat Pharmacy, Inc. * ^	72,754
3,623	Portola Pharmaceuticals, Inc. * ^	195,751
715	PRA Health Sciences, Inc. * ^	54,462
		603,273
	REAL ESTATE - 0.9%
2,990	FirstService Corp. ^	196,772

	RETAIL - 2.6%
1,700	Cheesecake Factory, Inc.	71,604
1,033	Chuy’s Holdings, Inc. * ^	21,745
1,979	Copart, Inc. *	68,018
10,750	Fiesta Restaurant Group, Inc. *	204,250
4,590	Francesca’s Holdings Corp. * ^	33,782
1,890	Ollie’s Bargain Outlet Holdings, Inc. * ^	87,696
1,105	Restaurant Brands International, Inc. ^	70,587
1,033	Rush Enterprises, Inc. *	47,818
		605,500
	SAVINGS & LOANS - 0.6%
4,681	BofI Holding, Inc. * ^	133,268

	SEMICONDUCTORS - 2.8%
678	ASML Holding NV ^	116,074
1,319	Entegris, Inc. *	38,053
655	Impinj, Inc. * ^	27,255
988	IPG Photonics Corp. * ^	182,839
508	Lam Research Corp. ^	94,000
1,169	MACOM Technology Solutions Holdings, Inc. * ^	52,149
743	Microchip Technology, Inc. ^	66,707
546	Monolithic Power Systems, Inc. ^	58,176
		635,253
	SHIPBUILDING - 0.3%
313	Huntington Ingalls Industries, Inc.	70,876

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	SOFTWARE - 7.0%
1,078	2U, Inc. * ^	$60,411
919	Activision Blizzard, Inc. ^	59,285
579	Adobe Systems, Inc. * ^	86,375
1,250	Broadridge Financial Solutions, Inc.	101,025
1,696	Callidus Software, Inc. * ^	41,806
1,257	Cotiviti Holdings, Inc. * ^	45,227
3,158	Ebix, Inc. ^	206,059
4,043	Everbridge, Inc. * ^	106,816
633	Guidewire Software, Inc. *	49,285
1,058	HubSpot, Inc. * ^	88,925
520	MSCI, Inc. ^	60,788
1,470	NetEase, Inc. - ADR	387,801
990	Omnicell, Inc. * ^	50,539
537	Paycom Software, Inc. * ^	40,254
1,827	Progress Software Corp.	69,737
181	RealPage, Inc. * ^	7,222
506	ServiceNow, Inc. * ^	59,470
94	SPS Commerce, Inc. * ^	5,331
519	Ultimate Software Group, Inc. * ^	98,402
		1,624,758
	TELECOMMUNICATIONS - 0.8%
285	Arista Networks, Inc. * ^	54,039
3,066	GTT Communications, Inc. * ^	97,039
700	Netgear, Inc. *	33,320
		184,398
	TEXTILES - 0.3%
292	Mohawk Industries, Inc. * ^	72,273

	TRANSPORTATION - 2.1%
805	Canadian National Railway Co. ^	66,694
302	FedEx Corp.	68,125
480	Norfolk Southern Corp.	63,475
556	Old Dominion Freight Line, Inc.	61,221
660	Saia, Inc. *	41,349
2,883	XPO Logistics, Inc. * ^	195,410
		496,274

	TOTAL COMMON STOCK (Cost - $15,559,684)	18,720,258

	EXCHANGE-TRADED FUNDS (ETFs) - 6.1%
	EQUITY FUNDS - 6.1%
3,669	Guggenheim Solar ETF ^	79,434
2,370	iShares China Large-Cap ETF ^	104,375
2,268	iShares Latin America 40 ETF	79,584
2,727	iShares MSCI All Peru Capped ETF	105,780
5,588	iShares MSCI Austria Capped ETF ^	130,871
2,028	iShares MSCI Chile Capped ETF	98,601
4,403	iShares MSCI France ETF ^	136,053
4,059	iShares MSCI Germany ETF ^	131,633
4,652	iShares MSCI Netherlands ETF ^	146,026
1,556	iShares MSCI Thailand Capped ETF	134,516
482	iShares Transportation Average ETF	85,999
2,493	SPDR S&P Homebuilders ETF	99,271
2,563	VanEck Vectors Egypt Index ETF *	74,712
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $1,327,181)	1,406,855

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
669	American Tower Corp. ^	91,439
601	CoreSite Realty Corp. ^	67,251
760	EastGroup Properties, Inc. ^	66,972
2,159	Terreno Realty Corp. ^	78,113
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost - $293,548)	303,775

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

PURCHASED OPTIONS - 1.6% *
Description	Counterparty	Contracts ++	Notional Amount	Exercise Price	Expiration	Fair Value
Call Options Puchased - 0.0%
Chicago Board Options Exchange Call	InteractiveBrokers	200	$340,000.00	$17.00	10/18/2017	$5,600
Total Call Options Purchased (Cost $10,208)						$5,600

Put Options Purchased - 1.6%
Blue Apron Holdings, Inc. Put	InteractiveBrokers	5	7,500.00	15.00	1/19/2018	5,000
HCI Group, Inc. Put	InteractiveBrokers	40	90,000.00	22.50	10/20/2017	200
Sears Holdings Corp. Put	InteractiveBrokers	6	15,000.00	25.00	1/18/2019	11,850
Sears Holdings Corp. Put	InteractiveBrokers	156	156,000.00	10.00	1/19/2018	60,840
Sears Holdings Corp. Put	InteractiveBrokers	21	27,300.00	13.00	1/19/2018	13,965
Sears Holdings Corp. Put	InteractiveBrokers	129	258,000.00	20.00	1/19/2018	177,053
Sears Holdings Corp. Put	InteractiveBrokers	6	18,000.00	30.00	1/19/2018	14,325
Sears Holdings Corp. Put	InteractiveBrokers	6	16,200.00	27.00	6/15/2018	12,765
Snap, Inc. Put	InteractiveBrokers	7	28,000.00	40.00	1/18/2019	18,042
Snap, Inc. Put	InteractiveBrokers	8	20,000.00	25.00	1/19/2018	8,540
Square, Inc. Put	InteractiveBrokers	3	7,500.00	25.00	1/19/2018	327
Square, Inc. Put	InteractiveBrokers	48	38,400.00	8.00	1/19/2018	120
Universal Insurance Holdings Put	InteractiveBrokers	42	52,500.00	12.50	11/17/2017	210
Valeant Pharmaceuticals International, Inc. Put	InteractiveBrokers	111	111,000.00	10.00	1/19/2018	3,885
Valeant Pharmaceuticals International, Inc. Put	InteractiveBrokers	39	58,500.00	15.00	1/19/2018	7,800
Valeant Pharmaceuticals International, Inc. Put	InteractiveBrokers	7	31,500.00	45.00	1/19/2018	21,175
Valeant Pharmaceuticals International, Inc. Put	InteractiveBrokers	133	66,500.00	5.00	1/19/2018	798
Total Put Options Purchased (Cost $377,450)						356,895
TOTAL OPTIONS PURCHASED (Cost $387,659)						362,495

Shares
	SHORT-TERM INVESTMENT - 17.0%
	MONEY MARKET FUND - 17.0%
3,922,502	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 0.39% + ^	$3,922,502
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,922,502)	3,922,502

	TOTAL INVESTMENTS - 107.2% (Cost - $21,102,915) (a)	$24,353,390
	OPTION CONTRACTS PURCHASED (Cost - $387,659) - 1.6%	362,495
	SECURITIES SOLD SHORT (Proceeds - $5,540,092) - (23.8)%	(5,491,420)
	OTHER ASSETS LESS LIABILITIES - 16.6%	3,854,246
	NET ASSETS - 100.0%	$23,078,711

Shares		Fair Value
	SECURITIES SOLD SHORT - (23.8)% *
	COMMON STOCK - (20.0)%
	AIRLINES - (0.3)%
482	Alaska Air Group, Inc.	$36,762
704	Hawaiian Holdings, Inc.	26,435
		63,197
	APPAREL - (0.1)%
1,250	Under Armour, Inc.	20,600

	BANKS - (0.6)%
2,171	Associated Banc-Corp.	52,647
719	Synovus Financial Corp.	33,117
1,377	Zions Bancorporation	64,967
		150,731
	BEVERAGES - (0.7)%
1,000	Dr Pepper Snapple Group, Inc.	88,470
772	Molson Coors Brewing Co.	63,026
		151,496
	BIOTECHNOLOGY - (0.5)%
880	Exelixis, Inc.	21,322
391	Illumina, Inc.	77,887
183	Intercept Pharmaceuticals, Inc.	10,621
		109,830
	BUILDING MATERIALS - (0.4)%
3,300	Cree, Inc.	93,027

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	COMMERCIAL SERVICES - (0.8)%
57	Ambow Education Holding Ltd.	$231
841	Cardtronics PLC	19,351
6,525	Great Lakes Dredge & Dock Corp.	31,646
2	Huron Consulting Group, Inc.	69
668	RR Donnelley & Sons Co.	6,880
3,900	TriNet Group, Inc.	131,118
		189,295
	COMPUTERS - (1.4)%
473	International Business Machines Corp.	68,623
1,000	Kornit Digital Ltd.	15,300
5,522	Nutanix, Inc.	123,638
7,858	Pure Storage, Inc.	125,650
		333,211
	DIVERSIFIED FINANCIAL SERVICES - (0.4)%
200	Alliance Data Systems Corp.	44,310
5,231	Och-Ziff Capital Management Group LLC	16,843
736	PRA Group, Inc.	21,086
		82,239
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.9)%
1,160	Acuity Brands, Inc.	198,685

	ENGINEERING & CONSTRUCTION - (0.1)%
1,000	Chicago Bridge & Iron Co. NV	16,800

	ENTERTAINMENT - (0.1)%
1,484	AMC Entertainment Holdings, Inc.	21,815

	FOOD - (0.4)%
22	Blue Apron Holdings, Inc.	120
1,022	Kellogg Co.	63,742
428	TreeHouse Foods, Inc.	28,988
		92,850
	HEALTHCARE SERVICES - (0.2)%
613	Envision Healthcare Corp.	27,554
562	MEDNAX, Inc.	24,234
		51,788
	INSURANCE - (1.5)%
4,436	HCI Group, Inc.	169,677
7,549	Universal Insurance Holdings Corp.	173,627
		343,304
	INTERNET - (1.4)%
22	Carvana Co.	323
2	GrubHub, Inc.	105
1,938	NIC, Inc.	33,237
11,043	Snap, Inc.	160,565
1,100	Wayfair, Inc.	74,140
361	Zillow Group, Inc.	14,494
911	Zillow Group, Inc.	36,631
		319,495
	LEISURE TIME - (0.7)%
5,600	Planet Fitness, Inc.	151,088

	LODGING - (0.5)%
820	Wynn Resorts Ltd.	122,114

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	MACHINERY- DIVERSIFIED - (0.1)%
404	Caterpillar, Inc.	$30,603

	MEDIA - (0.6)%
714	CBS Corp.	41,412
1,638	Discovery Communications, Inc.	34,873
731	Sinclair Broadcast Group, Inc.	23,429
1,827	Twenty-First Century Fox, Inc.	48,196
		147,910
	MISCELLANEUOS MANUFACTURING - (0.9)%
4,639	Actuant Corp.	118,758
1,727	American Outdoor Brands Corp.	26,337
2,159	General Electric Co.	52,205
		197,300
	OIL & GAS - (0.1)%
697	Antero Resources Corp.	13,870
348	Carrizo Oil & Gas, Inc.	5,961
392	Range Resources Corp.	7,672
		27,503
	PHARMACEUTICALS - (1.9)%
188	Allergan PLC	38,531
1,610	Owens & Minor, Inc.	47,012
270	Shire PLC	41,348
21,769	Valeant Pharmaceuticals International, Inc.	311,950
		438,841
	RETAIL - (1.4)%
254	Advance Auto Parts, Inc.	25,197
1,092	Bed Bath & Beyond, Inc.	25,629
205	Buffalo Wild Wings, Inc.	21,669
84	Chipotle Mexican Grill, Inc.	25,858
760	Dick’s Sporting Goods, Inc.	20,528
1,816	Five Below, Inc.	99,662
1,727	Francesca’s Holdings Corp.	12,711
969	Hibbett Sports, Inc.	13,808
617	L Brands, Inc.	25,673
167	O’Reilly Automotive, Inc.	35,967
404	PetMed Express, Inc.	13,393
39	Sears Holdings Corp.	285
		320,380
	SAVINGS & LOANS - (0.2)%
2,616	People’s United Financial, Inc.	47,454

	SOFTWARE - (2.0)%
553	Akamai Technologies, Inc.	26,942
522	Box, Inc.	10,085
1,900	Castlight Health, Inc.	8,170
1,400	Changyou.com Ltd.	55,454
1,800	j2 Global, Inc.	132,984
5,800	RealPage, Inc.	231,420
		465,055
	TELECOMMUNICATIONS - (1.0)%
2,111	CenturyLink, Inc.	39,898
1,508	China Mobile Ltd.	76,260
2,410	NETGEAR, Inc.	114,716
		230,874

See accompanying notes to financial statements.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	TEXTILES - (0.8)%
5,800	Culp, Inc.	$189,950

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $4,677,164)	4,607,435

	EXCHANGE-TRADED FUNDS (ETFs) - (2.5)%
	EQUITY FUNDS - (2.5)%
2,400	CurrencyShares Euro Trust	273,841
2,162	iShares US Telecommunications ETF	65,746
805	ProShares UltraShort Oil & Gas	34,003
770	SPDR S&P500 ETF Trust	193,447
		567,037

	TOTAL EXCHANGE-TRADED FUNDS (ETFs) SOLD SHORT (Proceeds - $558,678)	567,037

	EXCHANGE-TRADED NOTES (ETNs) - (0.0)%
	EQUITY FUNDS (0.0)%
155	iPATH S&P 500 VIX Short-Term Futures ETN *	6,074

	TOTAL EXCHANGE-TRADED NOTES (ETNs) SOLD SHORT (Proceeds - $10,924)	6,074

	REAL ESTATE INVESTMENT TRUSTS (REITs) - (1.3)%
1,306	CBL & Associates Properties, Inc.	10,957
1,695	DDR Corp.	15,526
1,418	Education Realty Trust, Inc.	50,949
285	Equinix, Inc.	127,196
394	Macerich Co.	21,658
2,516	Pennsylvania Real Estate Investment Trust	26,393
1,532	Tanger Factory Outlet Centers, Inc.	37,412
2,495	Washington Prime Group, Inc.	20,783
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Proceeds - $293,326)	310,874

	TOTAL SECURTIES SOLD SHORT (Proceeds - $5,540,092)	$5,491,420

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.

^	All or part of the security was held as collateral for securities sold short as of September 30, 2017.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

++	Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $16,094,993 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,911,362
Unrealized depreciation	(781,890)
Net unrealized appreciation	$3,129,472

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

ASSETS
Investment securities, at cost	$21,102,915
Investments in options purchased, at cost	387,659
Investment securities, at fair value	24,353,390
Investments in options purchased, at fair value	362,495
Segregated cash at broker	3,684,265
Cash	9
Receivable for securities sold	1,007,044
Dividends and Interest receivable	16,373
TOTAL ASSETS	29,423,576

LIABILITIES
Securities sold short, at fair value (proceeds $5,540,092)	5,491,420
Payable for investments purchased	806,103
Investment advisory fees payable	21,437
Dividends payable on securities sold short	7,046
Payable to Related Parties	1,839
Accrued expenses and other liabilities	17,020
TOTAL LIABILITIES	6,344,865
NET ASSETS	$23,078,711

COMPOSITION OF NET ASSETS:
Paid in capital	$19,099,277
Accumulated net investment loss	(439,950)
Accumulated net realized loss from investments, securities sold short, option contracts purchased and option contracts written	1,145,401
Net unrealized appreciation of investments, securities sold short, option contracts purchased	3,273,983
NET ASSETS	$23,078,711

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$23,078,711
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,055,034
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.23

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2017

INVESTMENT INCOME
Dividends	$242,869
Interest	38,358
Less: Foreign withholding taxes	(3,227)
TOTAL INVESTMENT INCOME	278,000

EXPENSES
Advisory fees	461,241
Interest expenses	138,426
Dividend paid on securities sold short	103,668
Compliance officer fees	45,168
Administrative services fees	37,880
Custodian fees	34,796
Accounting services fees	33,674
Transfer agent fees	25,061
Legal fees	18,517
Trustees fees and expenses	17,521
Audit fees	16,502
Registration fees	12,001
Printing and postage expenses	10,472
Broker Fees	8,514
Insurance expense	3,000
Non 12b-1 shareholder servicing fees	198
Miscellaneous expenses	1,167
TOTAL EXPENSES	967,806
Fees waived/expenses reimbursed by the Advisor	(73,080)
TOTAL NET EXPENSES	894,726

NET INVESTMENT LOSS	(616,726)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,862,724
Securities sold short	(676,994)
Options contracts purchased	(73,057)
Options contracts written	59,188
Futures contracts	(173,817)
Foreign currency transactions	4,492
Net Realized Gain	2,002,536

Net change in unrealized appreciation (depreciation) on:
Investments	183,339
Securities sold short	27,219
Options contracts purchased	(16,954)
Options contracts written	(7,437)
Net Change in Unrealized Appreciation	186,167

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,188,703

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,571,977

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016

FROM OPERATIONS
Net investment loss	$(616,726)	$(1,014,906)
Net realized gain (loss) on investments	2,002,536	(16,637)
Net change in unrealized appreciation on investments	186,167	1,076,888
Net increase in net assets resulting from operations	1,571,977	45,345

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A^	—	(134)
Class I	—	(1,376,261)
Total distributions to shareholders	—	(1,376,395)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	608,000	1,135,073
Net asset value of shares issued in reinvestment of distributions:
Class A^	—	134
Class I	—	1,376,261
Payments for shares redeemed:
Class A^	—	(2,786)
Class I	(6,619,698)	(2,211,247)
Net increase (decrease) from shares of beneficial interest transactions	(6,011,698)	297,435

NET DECREASE IN NET ASSETS	(4,439,721)	(1,033,615)

NET ASSETS
Beginning of Year	27,518,432	28,552,047
End of Year *	$23,078,711	$27,518,432
* Includes accumulated net investment loss of:	$(439,950)	$(738,825)

SHARE ACTIVITY
Class A^:
Shares Reinvested	—	13
Shares Redeemed	—	(271)
Net increase (decrease) in shares of beneficial interest outstanding	—	(258)

Class I:
Shares Sold	57,423	105,437
Shares Reinvested	—	129,836
Shares Redeemed	(645,133)	(212,699)
Net increase (decrease) in shares of beneficial interest outstanding	(587,710)	22,574

^	Class A ceased operations on May 25, 2016.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013 (1)
Net asset value, beginning of period	$10.41	$10.90		$11.02		$10.62		$10.00
Income (loss) from investment operations:
Net investment loss (2)	(0.28)	(0.37)		(0.33)		(0.26)		(0.22)
Net realized and unrealized gain on investments	1.10	0.40		0.56		0.66		0.84
Total from investment operations	0.82	0.03		0.23		0.40		0.62
Less distributions from:
Net realized gains	—	(0.52)		(0.35)		0.00	(3)	—
Total distributions	—	(0.52)		(0.35)		0.00	(3)	—
Redemption fees collected	—	—		—		0.00	(3)	—
Net asset value, end of period	$11.23	$10.41		$10.90		$11.02		$10.62
Total return (4)	7.88%	0.17%		2.17%		3.77%		6.20	% (5)
Net assets, at end of period (000s)	$23,079	$27,518		$28,549		$29,752		$27,884
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (9)	4.17%	4.33	% (6)	3.93	% (6)	4.09%		4.71	% (7)
Ratio of net expenses to average net assets (9)	3.86%	4.33%		3.93%		3.83	% (6)	4.00	% (6,7)
Ratio of net investment loss to average net assets (8)	(2.66)%	(3.44)%		(2.97)%		(2.39)%		(2.93	)% (7)
Portfolio Turnover Rate	86%	207%		214%		181%		203	% (5)

(1)	The Fund commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets including fee recapture in 2016 and 2015 and net of fee waiver in 2014 and 2013.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to Average net assets	3.09%	2.89	% (6)	2.99	% (6)	3.24%		3.70	% (7)
Net expenses to average net assets	2.78%	2.89%		2.99%		2.99	% (6)	2.99	% (6,7)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks to achieve long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors are unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$18,720,258	$—	$—	$18,720,258
Exchange-Traded Funds	1,406,855	—	—	1,406,855
Real Estate Investment Trusts (REITs)	303,775	—	—	303,775
Purchased Options	362,495	—	—	362,495
Short-Term Investments	3,922,502	—	—	3,922,502
Total Investments	$24,715,885	$—	$—	$24,715,885

Liabilities
Securities Sold Short
Common Stocks	$4,607,435	$—	$—	$4,607,435
Exchange-Traded Funds	567,037	—	—	567,037
Exchange-Traded Notes	6,074	—	—	6,074
Real Estate Investment Trusts (REITs)	310,874	—	—	310,874
Total Securities Sold Short	$5,491,420	$—	$—	$5,491,420

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1, Level 2, and Level 3 during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2014-2016) or expected to be taken in the Fund’s 2017 returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended September 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $18,625,010 and 21,041,845, respectively.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

not exist. For the period ended September 30, 2017 the Fund had losses from options contracts purchased of $73,057, which is included in the net realized gain from options contracts purchased in the Statement of Operations. For the period ended September 30, 2017, the Fund had gains from options contracts written of $59,188, which is included in the net realized gain from options contracts written in the Statement of Operations. Net change in unrealized appreciation (depreciation) in the Statement of Operations includes $16,954 of net unrealized losses on options contracts purchased and $7,437 of net unrealized losses on options contracts written for the period ended September 30, 2017.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding, as of September 30, 2017, as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Segregated Cash at Broker – The Fund has $3,684,265 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the period ended September 30, 2017:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Call options purchased	Equity	Investments in purchased options, at value	$5,600
Put options purchased	Equity	Investments in purchased options, at value	356,895
Totals			$362,495

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized loss from options purchased
Net realized gain from options written
Net change in unrealized depreciation on option contracts purchased
Net change in unrealized depreciation on option contracts written
Net realized loss on futures

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2017:

		Realized Loss on	Change in Unrealized
		Options	Depreciation on Options
Derivative Investment Type	Primary Risk Exposure	Purchased	Purchased
Options purchased	Equity	$(73,057)	$(16,954)

		Realized Gain	Change in Unrealized
		on Options	Depreciation on Options
Derivative Investment Type	Primary Risk Exposure	Written	Written
Options written	Equity	$59,188	$(7,437)

Change in Unrealized
		Realized Loss on	Depreciation on Options
Derivative Investment Type	Primary Risk Exposure	Futures	Written
Futures	Equity	$(173,817)	$—

Offsetting of Financial Assets and Derivative Assets – The Fund’s policy is to recognize a net asset or liability equal to the net unrealized appreciation or depreciation on swaps. The Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2017 for the Fund.

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities

		Gross Amounts Offset in	Net Amounts of Liabilities
		the Consolidated	Presented in the Consolidated
	Gross Amounts of	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Options Purchased	$362,495	$—	$362,495	$—	$—	$362,495
Total	$362,495	$—	$362,495	$—	$—	$362,495

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by several sub-advisors (each, a “Sub-Advisor”, together, the “Sub-Advisors”). Both Infinitas Capital, LLC, and Weatherbie Capital, LLC, Inc., served as a Sub-Advisor to the Fund during the period ended September 30, 2017.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.99% of the average daily net assets. Pursuant to separate sub-advisory agreements between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a specific percentage of the net assets of its managed allocated portion. The Sub-Advisors are paid by the Advisor, not the Fund. For the period ended September 30, 2017, the advisory fees incurred by the Fund amounted to $461,241.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2018, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.75% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for expenses waived or paid by it during the prior three fiscal years;

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended September 30, 2017, the Advisor waived expenses in the amount of $73,080. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2020	$73,080
Total	$73,080

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the period ended September 30, 2017, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) –

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2016 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2017	September 30, 2016
Ordinary Income	$—	$—
Long-Term Capital Gain	—	1,376,395
Return of Capital	—	—
	$—	$1,376,395

There were no distributions for the fiscal year ended September 30, 2017.

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$1,384,780	$(493,951)	$—	$(72,381)	$3,129,472	$3,947,920

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for constructive sales, real estate investment trusts and C-Corporation return of capital distributions. In addition,

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and constructive sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $493,951.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and foreign currency gains/ (losses), and adjustments for real estate investment trusts, partnerships, return of capital from C-Corporation and capitalization in lieu of dividend payments, resulted in reclassification for the year ended September 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(756,888)	$915,601	$(158,713)

6.	REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their shares after holding them for less than sixty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended September 30, 2017, the Fund did not assess any redemption fees.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Persimmon Long/Short Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Persimmon Long/Short Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the year in the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying statement of changes in net assets for the year in the period ended September 30, 2016 and the accompanying financial highlights for each of the three years in the period ended September 30, 2016 and the period from December 31, 2012 to September 30, 2013 for Persimmon Long/Short Fund were audited by other auditors whose reports expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Persimmon Long/Short Fund as of September 30, 2017, and the results of its operations, the changes in net assets, and its financial highlights for the year then ended in conformity with U.S generally accepted accounting principles.

/s/ RSM US LLP

Denver, Colorado

November 29, 2017

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2017

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning April 1, 2017 and ending September 30, 2017.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 “Hypothetical Example for Comparison Purposes” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual Expenses	Expense Ratio **	Account Value	Value	Period
	4/1/17 - 9/30/17	4/1/2017	9/30/2017	4/1/17 - 9/30/17
Class I	2.75%	$1,000.00	$1,058.50	$28.29

	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical Expenses	Expense Ratio **	Account Value	Value	Period *
	4/1/17 - 9/30/17	4/1/2017	9/30/2017	4/1/17 - 9/30/17
Class I	2.75%	$1,000.00	$1,022.51	$27.80

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2017

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012-2015); Member of the AICPA Auditing Standards Board, AICPA (2008-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014); President, Celeritas Rail Consulting (since 2014).	1	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2017 the Trust was comprised of [35] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/17-NLFT III-v1

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2017

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski* 80 Arkay Drive, Hauppauge, NY 11788 1983	President**	August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 17605 Wright Street, Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

*	Mr. Malinowski was elected President of the Trust effective August 29, 2017

**	Mr. Curley was elected President of the Trust, effective February 24, 2017, and resigned from his position as President of the Trust effective August 29, 2017. James Ash resigned from his position as President of the Trust effective February 24, 2017.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-233-8300.

9/30/17-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Persimmon Capital Management, LP
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

SUB-ADVISORS
Caerus Global Investors, LLC	Infinitas Capital, LLC
712 5th Ave, 19th Floor	99 Hudson Street, 5th Floor
New York, NY 10019	New York, NY 10013

Weatherbie Capital, LLC
265 Franklin Street, Suite 1601
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $14,500

2016 – $15,000

(b)	Audit-Related Fees

2017 - None

2016 – None

(c)	Tax Fees

2017 - $3,000

2016 – $4,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $3,000

2016 - $4,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President & Principal Financial Officer/Treasurer

Date 12/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President & Principal Financial Officer/Treasurer

Date 12/5/17